Property and Equipment - Schedule of Estimated Useful Lives of Assets (Details) - VEON Holdings B.V. [Member]	12 Months Ended
Dec. 31, 2024
Telecommunication Equipment [Member]
Schedule of Estimated Useful Lives of Assets [Line Items]
Estimated useful lives of assets
Telecommunication Equipment [Member] | Bottom of range [member]
Schedule of Estimated Useful Lives of Assets [Line Items]
Estimated useful lives of assets	5
Telecommunication Equipment [Member] | Top of range [member]
Schedule of Estimated Useful Lives of Assets [Line Items]
Estimated useful lives of assets	20
Buildings and Constructions [Member]
Schedule of Estimated Useful Lives of Assets [Line Items]
Estimated useful lives of assets
Buildings and Constructions [Member] | Bottom of range [member]
Schedule of Estimated Useful Lives of Assets [Line Items]
Estimated useful lives of assets	5
Buildings and Constructions [Member] | Top of range [member]
Schedule of Estimated Useful Lives of Assets [Line Items]
Estimated useful lives of assets	30
Office and Other Equipment [Member]
Schedule of Estimated Useful Lives of Assets [Line Items]
Estimated useful lives of assets
Office and Other Equipment [Member] | Bottom of range [member]
Schedule of Estimated Useful Lives of Assets [Line Items]
Estimated useful lives of assets	2
Office and Other Equipment [Member] | Top of range [member]
Schedule of Estimated Useful Lives of Assets [Line Items]
Estimated useful lives of assets	8
Right of Use Assets [Member]
Schedule of Estimated Useful Lives of Assets [Line Items]
Estimated useful lives of assets	Equivalent lease term
Right of Use Assets [Member] | Bottom of range [member]
Schedule of Estimated Useful Lives of Assets [Line Items]
Estimated useful lives of assets
Right of Use Assets [Member] | Top of range [member]
Schedule of Estimated Useful Lives of Assets [Line Items]
Estimated useful lives of assets